UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07909

CREDIT SUISSE SMALL CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

466 Lexington Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Hal Liebes, Esq.

466 Lexington Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 875-3500

Date of fiscal year-end:                     October 31st

Date of reporting period:             May 1, 2004 to July 31, 2004

Item 1:  Schedule of Investments

Credit Suisse Small Cap Growth Fund

Schedule of Investments

July 31, 2004 (unaudited)

	Number of Shares	Value

COMMON STOCKS (90.7%)
Aerospace & Defense (0.6%)
KVH Industries, Inc.*§	71,400	$577,626

Agriculture (1.1%)
Delta and Pine Land Co.	43,100	967,595

Banks (1.0%)
Boston Private Financial Holdings, Inc.§	38,700	898,227

Biotechnology (1.3%)
Nabi Biopharmaceuticals*§	97,600	1,127,280

Building Products (0.7%)
Griffon Corp.*	31,900	668,943

Commercial Services & Supplies (0.4%)
Universal Technical Institute, Inc.*§	12,000	392,400

Communications Equipment (2.2%)
InterDigital Communications Corp.*§	66,700	1,283,308
Polycom, Inc.*	35,700	688,296
		1,971,604

Computers & Peripherals (1.3%)
Avid Technology, Inc.*§	24,500	1,145,130

Containers & Packaging (1.0%)
Crown Holdings, Inc.*	89,100	903,474

Diversified Financials (5.3%)
Affiliated Managers Group, Inc.*§	23,649	1,085,726
eSPEED, Inc. Class A*§	65,000	700,050
Jefferies Group, Inc.	37,800	1,184,652
Piper Jaffray Companies, Inc.*	20,300	827,225
Raymond James Financial, Inc.§	39,650	926,620
		4,724,273

Energy Equipment & Services (3.8%)
FMC Technologies, Inc.*	39,300	1,179,000
Grey Wolf, Inc.*§	272,300	1,222,627
Newpark Resources, Inc.*§	160,700	980,270
		3,381,897

Food Products (2.8%)
American Italian Pasta Co. Class A§	18,300	538,203
Hain Celestial Group, Inc.*§	53,600	886,008
John B. Sanfilippo & Son, Inc.*	39,200	1,040,760
		2,464,971

Healthcare Equipment & Supplies (6.3%)
Align Technology, Inc.*§	54,400	934,592
American Medical Systems Holdings, Inc.*	31,000	986,420
I-Flow Corp.*	62,600	800,028
Kyphon, Inc.*§	20,900	564,927
SonoSite, Inc.*§	49,700	1,132,166
Wilson Greatbatch Technologies, Inc.*§	16,300	356,970

	Number of Shares	Value

Wright Medical Group, Inc.*	28,600	790,218
		5,565,321

Healthcare Providers & Services (8.0%)
Accredo Health, Inc.*§	25,900	839,160
AMERIGROUP Corp.*§	22,300	1,069,508
Centene Corp.*§	28,200	1,099,800
Gentiva Health Services, Inc.*	56,900	865,449
Kindred Healthcare, Inc.*§	44,900	1,088,825
Psychiatric Solutions, Inc.*§	48,600	1,239,786
United Surgical Partners International, Inc.*	26,500	933,860
		7,136,388

Hotels, Restaurants & Leisure (2.0%)
Carmike Cinemas, Inc.*§	26,600	909,720
Panera Bread Co. Class A*§	23,500	866,915
		1,776,635

Insurance (2.8%)
Direct General Corp.§	28,000	832,720
Platinum Underwriters Holdings, Ltd.§	31,800	884,994
U.S.I. Holdings Corp.*§	56,000	784,000
		2,501,714

Internet & Catalog Retail (1.7%)
Coldwater Creek, Inc.*§	33,450	629,529
J. Jill Group, Inc.*	49,300	915,501
		1,545,030

Internet Software & Services (7.6%)
24/7 Real Media, Inc.*§	98,000	373,380
Ask Jeeves, Inc.*§	40,200	1,169,016
Chordiant Software, Inc.*	238,900	740,590
Digitas, Inc.*§	125,100	836,919
FileNET Corp.*§	37,300	708,700
MatrixOne, Inc.*§	181,000	1,151,160
Openwave Systems, Inc.*§	112,266	1,276,464
webMethods, Inc.*§	101,100	482,247
		6,738,476

Leisure Equipment & Products (0.5%)
RC2 Corp.*	15,200	477,280

Media (4.0%)
aQuantive, Inc.*§	98,100	837,774
Cumulus Media, Inc. Class A*§	81,000	1,189,080
Emmis Communications Corp. Class A*§	78,300	1,544,076
		3,570,930

Metals & Mining (0.9%)
GrafTech International, Ltd.*§	72,700	801,881

Oil & Gas (4.7%)
Denbury Resources, Inc.*	50,700	1,107,795
Houston Exploration Co.*	20,600	1,112,400
Remington Oil & Gas Corp.*	45,500	1,076,075

	Number of Shares	Value

Stone Energy Corp.*§	19,300	873,132
		4,169,402

Pharmaceuticals (5.2%)
Angiotech Pharmaceuticals, Inc.*	51,600	909,192
Inspire Phamaceuticals, Inc.*§	50,800	664,972
K-V Pharmaceutical Co. Class A*§	8,900	154,949
Mannkind Corp.*	9,700	137,255
Medicines Co.*§	38,300	1,013,418
Medicis Pharmaceutical Corp. Class A§	22,800	815,556
Sepracor, Inc.*§	19,900	914,803
		4,610,145

Semiconductor Equipment & Products (8.0%)
Actel Corp.*§	50,400	757,008
Artisan Components, Inc.*§	52,700	1,282,191
Asyst Technologies, Inc.*§	137,500	796,125
Axcelis Technologies, Inc.*§	49,300	459,969
Cymer, Inc.*§	24,000	687,360
Entegris, Inc.*§	66,400	590,960
MKS Instruments, Inc.*§	48,700	716,864
Tessera Technologies, Inc.*	76,700	1,334,580
Varian Semiconductor Equipment Associates, Inc.*§	15,200	454,024
		7,079,081

Software (8.1%)
Activision, Inc.*	77,350	1,133,178
Agile Software Corp.*§	119,200	886,848
Hyperion Solutions Corp.*§	22,500	922,950
Informatica Corp.*§	85,300	517,771
Quest Software, Inc.*§	60,600	730,836
Radiant Systems, Inc.*	58,800	235,788
Take-Two Interactive Software, Inc.*§	33,000	1,033,560
THQ, Inc.*§	49,000	933,450
TIBCO Software, Inc.*§	113,100	799,617
		7,193,998

Specialty Retail (6.0%)
Aeropostale, Inc.*	30,850	940,308
Cost Plus, Inc.*§	35,100	1,174,446
Design Within Reach, Inc.*	5,500	88,886
Guitar Center, Inc.*§	25,700	1,155,215
Gymboree Corp.*§	58,100	919,723
Linens ‘n Things, Inc.*§	38,500	1,024,870
		5,303,448

Textiles & Apparel (3.4%)
Deckers Outdoor Corp.*§	37,100	1,085,175
K-Swiss, Inc. Class A§	48,200	867,600
Tommy Hilfiger Corp.*	75,500	1,057,000
		3,009,775

TOTAL COMMON STOCKS (Cost $78,560,183)		80,702,924

	Number of Shares	Value

PREFERRED STOCK (0.0%)
Internet Software & Services (0.0%)
Planetweb, Inc.*†† (Cost $149,912)	27,600	643

WARRANTS (0.0%)
Electronic Equipment & Instruments (0.0%)
APW, Ltd. expires 7/31/09*^ (Cost $0)	17	0

SHORT-TERM INVESTMENT (25.2%)
State Street Navigator Prime Fund§§ (Cost $22,389,735)	22,389,735	22,389,735

	Par (000)
SHORT-TERM INVESTMENT (7.1%)
State Street Bank and Trust Co. Euro Time Deposit, 0.750%, 8/02/04 (Cost $6,343,000)	$6,343	6,343,000

TOTAL INVESTMENTS AT VALUE (123.0%) (Cost $107,442,830)		109,436,302

LIABILITIES IN EXCESS OF OTHER ASSETS (-23.0%)		(20,487,201)

NET ASSETS (100.0%)		$88,949,101

*                             Non-income producing security.

††                        Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

^                              Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

§                             Security or portion thereof is out on loan.

§§                      Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.

Restricted Securities – Certain investments of the Fund are restricted as to resale and are valued at fair value as determined in good faith by or under the direction of the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. The table below shows the number of shares held, the acquisition date, aggregate cost, fair value as of July 31, 2004, value per share of such security and percentage of net assets that the security represents. The final column represents the distributions received from each investment. The Fund does not have the right to demand that such securities be registered.

Security Description	Number of Shares	Acquisition Date	Cost	Fair Value	Value Per Share	Percentage Of Net Asset Value	Distributions Received
Planetweb, Inc.	27,600	9/8/00	$149,912	$643	$.02329	0.00%	—

Federal Tax Cost – At July 31, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $107,442,830, $9,738,107, $(7,744,635) and $1,993,472, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE SMALL CAP GROWTH FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	September 27, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 27, 2004